Note 38 - Nationalization of Venezuelan Subsidiaries (Details Textual) - USD ($) $ in Thousands				12 Months Ended
	Jul. 17, 2020	Dec. 12, 2016	Jan. 29, 2016	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award post-award interest				$ 83,400
Total trade and other non-current receivables				154,303	$ 157,103
VENEZUELA
Disclosure of subsidiaries [line items]
Total trade and other non-current receivables				48,700
Matesi Materiales Siderúrgicos S.A [member] | VENEZUELA
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award not including pre-award interest			$ 87,300
Nationalization of subsidiaries, pre-award interest			85,500
Nationalization of subsidiaries, compensation award including pre-award interest			$ 172,800
Nationalization of subsidiaries, post-award interest rate			9.00%
Nationalization of subsidiaries, compensation award including including principal and post-award interest	$ 256,200
Tavsa and Comsigua [member] | VENEZUELA
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award including pre-award interest		$ 137,000
Nationalization of subsidiaries, reimbursement of legal fees		$ 3,300
Nationalization of subsidiaries, basis spread on variable rate		4.00%
Interest receivable				$ 132,400